UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Specialized High Income Central Fund

Annual Report
August 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Specialized High Income Central Fund	5.56%	2.78%	3.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on August 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® BB US High Yield Constrained Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
High-yield bonds gained 7.03% for the 12 months ending August 31, 2023, according to the ICE BofA® US High Yield Constrained Index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. U.S. large-cap stocks spearheaded the broad rally, driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. After a rough 2022 (-11.21%), high yield sharply reversed course to begin the new year and made a fairly steady advance through the end of August. The index rose in June (+1.63%) and July (+1.43%) before a modest gain in August (+0.30%), held back by softness in manufacturing and jobs. By industry for the full 12 months, leisure (+11%), financial services, energy and basic industry (+10% each) led the way. Conversely, notable laggards included telecommunications (+1%) and media (+2%).
Comments from Co-Managers Benjamin Harrison and Alexandre Karam:
For the fiscal year ending August 31, 2023, the fund gained 5.56%, versus 5.74% for the benchmark ICE BofA BB US High Yield Constrained Index. The fund's core investment in high-yield bonds gained 5.72% and detracted from performance versus the benchmark. By industry, the biggest contributor to performance versus the benchmark was security selection in telecommunications. Our choices in leisure also boosted relative performance. Also lifting the fund's relative result were security selection and an underweight in retail. The top individual relative contributor this period was avoiding Liberty Interactive, a benchmark component that returned -35%. A stake in Centurylink gained 1% and was a second notable relative contributor. A stake in Carnival gained 18% and notably helped. In contrast, the biggest detractor from performance versus the benchmark was security selection in financial services. Also hurting our result were our choices in media and energy. The largest individual relative detractor was an overweight in Ally Financial (-9%). A second notable relative detractor was an overweight in Icahn Enterprises (+2%). Icahn Enterprises was one of the fund's biggest holdings. Another notable relative detractor was our non-benchmark stake in Dish Network (-11%). By quality, positioning in bonds rated B added the most value, whereas those rated BB hurt the most. Notable changes in positioning include increased exposure to the retail industry and a lower allocation to telecommunications.
Note to shareholders:
On June 8, 2023, Michael Weaver came off of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
CCO Holdings LLC/CCO Holdings Capital Corp.	2.0
PG&E Corp.	2.0
Sirius XM Radio, Inc.	1.7
TransDigm, Inc.	1.6
Tenet Healthcare Corp.	1.6
Occidental Petroleum Corp.	1.6
Vistra Operations Co. LLC	1.6
Ford Motor Credit Co. LLC	1.5
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	1.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.4
16.4

Market Sectors (% of Fund's net assets)

Energy	13.8
Healthcare	7.3
Utilities	6.9
Services	6.1
Technology	5.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 88.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp. 3.375% 8/15/26	2,658,000	1,608,090
Nonconvertible Bonds - 88.3%
Aerospace - 3.5%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	905,415
Howmet Aerospace, Inc. 6.75% 1/15/28	1,555,000	1,590,930
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	2,085,000	1,843,821
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,328,606
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,232,896
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	5,797,209
		12,698,877
Air Transportation - 0.9%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	646,250	634,155
Rand Parent LLC 8.5% 2/15/30 (b)	710,000	675,925
United Airlines, Inc. 4.375% 4/15/26 (b)	2,170,000	2,045,077
		3,355,157
Automotive - 0.3%
Ford Motor Co. 6.1% 8/19/32	1,100,000	1,051,235
Automotive & Auto Parts - 2.4%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,060,787
Dana, Inc. 4.5% 2/15/32	365,000	294,697
Ford Motor Co.:
3.25% 2/12/32	885,000	690,783
5.291% 12/8/46	445,000	349,442
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	338,211
2.7% 8/10/26	1,200,000	1,073,288
2.9% 2/10/29	360,000	297,081
4% 11/13/30	1,710,000	1,446,915
4.687% 6/9/25	1,005,000	967,417
5.113% 5/3/29	650,000	597,877
5.125% 6/16/25	660,000	642,518
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	138,879
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	415,000	423,723
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	399,043
		8,720,661
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	205,000	179,891
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,157,540
		1,337,431
Broadcasting - 2.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)	650,000	15,314
Nexstar Media, Inc. 5.625% 7/15/27 (b)	1,655,000	1,555,606
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	373,321
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	284,083
5% 8/1/27 (b)	3,520,000	3,254,522
5.5% 7/1/29 (b)	2,845,000	2,561,227
TEGNA, Inc.:
4.625% 3/15/28	1,670,000	1,491,583
5% 9/15/29	240,000	211,200
		9,746,856
Building Materials - 1.9%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,795,400
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	385,000	380,318
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,965,000	1,670,584
Knife River Holding Co. 7.75% 5/1/31 (b)	865,000	885,397
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	2,485,000	2,130,178
		6,861,877
Cable/Satellite TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	164,057
4.5% 8/15/30 (b)	280,000	235,535
4.5% 5/1/32	2,370,000	1,921,347
4.5% 6/1/33 (b)	730,000	576,240
5% 2/1/28 (b)	4,914,000	4,528,231
CSC Holdings LLC:
3.375% 2/15/31 (b)	495,000	339,952
4.125% 12/1/30 (b)	5,000	3,565
5.375% 2/1/28 (b)	700,000	573,837
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,471,543
		9,814,307
Chemicals - 5.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,129,376
INEOS Finance PLC 6.75% 5/15/28 (b)	690,000	660,607
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,486,760
5.25% 12/15/29	130,000	118,425
5.65% 12/1/44	1,034,000	845,723
NOVA Chemicals Corp.:
5% 5/1/25 (b)	2,000,000	1,903,497
5.25% 6/1/27 (b)	1,960,000	1,742,551
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	796,098
Olin Corp.:
5% 2/1/30	1,944,000	1,780,061
5.125% 9/15/27	2,525,000	2,417,385
SPCM SA 3.125% 3/15/27 (b)	360,000	319,451
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	2,715,825
Tronox, Inc. 4.625% 3/15/29 (b)	645,000	531,503
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,385,935
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	630,000	587,564
7.375% 3/1/31 (b)	125,000	123,095
		18,543,856
Consumer Products - 0.5%
Mattel, Inc.:
3.75% 4/1/29 (b)	630,000	560,015
6.2% 10/1/40	375,000	350,515
Newell Brands, Inc. 5.875% 4/1/36 (d)	565,000	502,190
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	375,000	301,365
		1,714,085
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	1,155,000	1,078,952
Ball Corp.:
2.875% 8/15/30	1,035,000	844,089
3.125% 9/15/31	1,280,000	1,036,310
6% 6/15/29	900,000	886,596
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	965,000	822,523
OI European Group BV 4.75% 2/15/30 (b)	370,000	337,255
Sealed Air Corp. 6.875% 7/15/33 (b)	680,000	683,876
		5,689,601
Diversified Financial Services - 4.7%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	1,000,000	900,000
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	830,000	817,069
GGAM Finance Ltd. 7.75% 5/15/26 (b)	880,000	879,986
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,490,000	2,184,975
6.25% 5/15/26	3,149,000	2,920,195
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	908,869
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,262,285
MSCI, Inc.:
3.25% 8/15/33 (b)	285,000	229,293
3.875% 2/15/31 (b)	1,805,000	1,574,838
Navient Corp. 6.75% 6/15/26	900,000	884,016
OneMain Finance Corp.:
3.5% 1/15/27	2,475,000	2,153,869
6.875% 3/15/25	1,585,000	1,577,039
7.125% 3/15/26	624,000	613,827
		16,906,261
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,765,000	1,538,656
Energy - 13.6%
Altus Midstream LP 5.875% 6/15/30 (b)	740,000	716,697
Apache Corp.:
4.25% 1/15/30	244,000	222,383
5.1% 9/1/40	686,000	570,317
5.25% 2/1/42	1,030,000	845,181
5.35% 7/1/49	170,000	136,168
Centennial Resource Production LLC 5.875% 7/1/29 (b)	190,000	182,400
Cheniere Energy Partners LP:
3.25% 1/31/32	1,405,000	1,160,994
4% 3/1/31	1,355,000	1,196,268
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,160,632
Chesapeake Energy Corp. 6.75% 4/15/29 (b)	1,400,000	1,389,807
CNX Midstream Partners LP 4.75% 4/15/30 (b)	1,050,000	906,086
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,777,793
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,198,000	2,132,060
6% 2/1/29 (b)	1,910,000	1,875,085
7.375% 2/1/31 (b)	370,000	381,159
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	700,000	650,097
CVR Energy, Inc.:
5.25% 2/15/25 (b)	840,000	814,839
5.75% 2/15/28 (b)	175,000	159,306
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	93,288
6.45% 11/3/36 (b)	435,000	443,182
8.125% 8/16/30	30,000	34,042
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	905,000	885,271
EnLink Midstream LLC 5.625% 1/15/28 (b)	920,000	889,980
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	231,288
5.45% 6/1/47	605,000	502,150
5.6% 4/1/44	1,018,000	868,054
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	1,007,394
5.5% 7/15/28	905,000	864,621
6.5% 7/15/48	550,000	499,261
7.5% 6/1/27 (b)	710,000	716,614
EQT Corp. 3.9% 10/1/27	1,654,000	1,544,379
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,059,964
5.625% 2/15/26 (b)	592,000	579,290
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28 (b)	380,000	366,577
6.25% 4/15/32 (b)	1,000,000	917,665
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	365,000	342,394
6.375% 4/15/27 (b)	300,000	298,430
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,318,396
Occidental Petroleum Corp.:
4.3% 8/15/39	340,000	259,675
5.55% 3/15/26	1,660,000	1,646,023
6.125% 1/1/31	765,000	770,814
6.2% 3/15/40	330,000	325,948
6.45% 9/15/36	1,745,000	1,784,324
8.875% 7/15/30	715,000	819,712
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	800,000	756,728
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	956,584
4.95% 7/15/29 (b)	570,000	521,711
6.875% 4/15/40 (b)	220,000	197,902
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	200,000	205,000
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,171,133
5.875% 3/15/28	215,000	208,830
6% 4/15/27	1,405,000	1,390,308
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	233,195
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	236,834
6% 3/1/27 (b)	1,111,000	1,064,605
6% 12/31/30 (b)	1,360,000	1,216,648
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	268,412
Valaris Ltd. 8.375% 4/30/30 (b)	560,000	570,388
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	384,935
3.875% 11/1/33 (b)	365,000	296,558
4.125% 8/15/31 (b)	430,000	364,750
6.25% 1/15/30 (b)	515,000	501,693
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	1,100,000	1,109,618
Western Gas Partners LP 4.65% 7/1/26	122,000	117,993
		49,119,833
Environmental - 0.9%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	850,000	845,267
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,239,715
6% 6/15/30 (b)	220,000	215,014
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	805,381
		3,105,377
Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,261,128
4.625% 1/15/27 (b)	1,400,000	1,322,197
6.5% 2/15/28 (b)	695,000	691,788
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	575,000	276,000
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	865,000	727,638
		6,278,751
Food/Beverage/Tobacco - 2.3%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30	1,660,000	1,607,286
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	2,460,000	2,135,096
Pilgrim's Pride Corp. 4.25% 4/15/31	1,000,000	865,117
Post Holdings, Inc. 5.625% 1/15/28 (b)	2,000,000	1,917,766
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	155,544
6.25% 4/15/25 (b)	1,660,000	1,664,346
		8,345,155
Gaming - 2.1%
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,005,000	934,657
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	446,817
5.75% 7/21/28 (b)	805,000	708,916
MGM Resorts International 5.75% 6/15/25	620,000	611,492
Ontario Gaming GTA LP 8% 8/1/30 (b)	195,000	197,104
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	683,003
4.5% 9/1/26 (b)	2,592,000	2,453,380
4.625% 6/15/25 (b)	315,000	304,867
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,313,884
		7,654,120
Healthcare - 7.3%
180 Medical, Inc. 3.875% 10/15/29 (b)	1,175,000	1,021,780
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,000,000	877,011
4.625% 7/15/28 (b)	1,215,000	1,127,865
Centene Corp.:
2.45% 7/15/28	70,000	59,926
2.5% 3/1/31	1,390,000	1,107,065
3.375% 2/15/30	2,000,000	1,711,593
4.25% 12/15/27	1,425,000	1,332,957
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,665,000	1,469,579
4.25% 5/1/28 (b)	150,000	137,693
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,720,000	1,281,400
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	548,962
HCA Holdings, Inc. 5.375% 2/1/25	1,600,000	1,589,302
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	977,157
4.625% 2/1/28 (b)	170,000	159,044
IQVIA, Inc. 5% 5/15/27 (b)	2,630,000	2,531,605
Jazz Securities DAC 4.375% 1/15/29 (b)	1,105,000	990,012
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,000,000	853,261
3.875% 5/15/32 (b)	485,000	402,415
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	1,550,000	1,402,691
5.125% 4/30/31 (b)	1,050,000	894,603
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	280,179
Tenet Healthcare Corp.:
4.625% 6/15/28	3,945,000	3,632,627
4.875% 1/1/26	690,000	668,874
5.125% 11/1/27	1,500,000	1,426,253
		26,483,854
Homebuilders/Real Estate - 2.9%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	370,477
Greystar Real Estate Partners 7.75% 9/1/30 (b)	165,000	166,658
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	413,095
Howard Hughes Corp. 4.375% 2/1/31 (b)	1,935,000	1,542,098
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	550,815
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,205,000	782,494
5% 10/15/27	3,516,000	2,777,560
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	473,709
Service Properties Trust:
3.95% 1/15/28	85,000	67,660
5.5% 12/15/27	480,000	424,844
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	725,000	702,714
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	636,863
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)	1,630,000	1,373,996
		10,282,983
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	945,014
4% 5/1/31 (b)	3,185,000	2,768,421
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	410,565
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	539,903
		4,663,903
Leisure - 1.4%
Carnival Corp.:
7% 8/15/29 (b)	720,000	730,540
7.625% 3/1/26 (b)	1,465,000	1,460,552
NCL Corp. Ltd. 8.375% 2/1/28 (b)	865,000	891,581
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	325,000	305,830
5.5% 4/1/28 (b)	1,900,000	1,778,114
		5,166,617
Metals/Mining - 1.7%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	215,000	219,567
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	920,000	802,708
6.75% 4/15/30 (b)	740,000	705,459
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	1,900,000	1,752,940
Howmet Aerospace, Inc. 5.95% 2/1/37	600,000	590,699
Mineral Resources Ltd. 8% 11/1/27 (b)	495,000	493,270
Novelis Corp. 3.875% 8/15/31 (b)	2,100,000	1,738,721
		6,303,364
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	475,000	463,180
Restaurants - 1.1%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	150,000	160,143
Yum! Brands, Inc.:
3.625% 3/15/31	2,770,000	2,349,030
4.625% 1/31/32	1,500,000	1,342,134
5.35% 11/1/43	175,000	154,058
		4,005,365
Services - 5.6%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	314,215
4.875% 7/15/32 (b)	355,000	306,223
AECOM 5.125% 3/15/27	2,030,000	1,947,655
Aramark Services, Inc. 5% 2/1/28 (b)	1,660,000	1,548,640
ASGN, Inc. 4.625% 5/15/28 (b)	1,580,000	1,419,917
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,448,244
4% 7/1/29 (b)	140,000	125,645
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	540,000	556,891
Fair Isaac Corp. 4% 6/15/28 (b)	435,000	397,785
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	180,062
3.75% 10/1/30 (b)	530,000	457,685
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	775,384
Iron Mountain, Inc. 4.875% 9/15/29 (b)	4,870,000	4,400,868
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	675,000	630,327
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,263,529
Service Corp. International 5.125% 6/1/29	2,695,000	2,536,669
TriNet Group, Inc.:
3.5% 3/1/29 (b)	595,000	512,283
7.125% 8/15/31 (b)	360,000	362,023
		20,184,045
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	643,547
Super Retail - 2.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	230,000	202,902
5% 2/15/32 (b)	650,000	557,626
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	2,295,000	2,238,365
6.875% 11/1/35	1,165,000	1,089,321
Gap, Inc. 3.875% 10/1/31 (b)	360,000	260,876
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,187,195
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	426,578
Nordstrom, Inc. 4.375% 4/1/30	1,300,000	1,038,668
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,118,734
		8,120,265
Technology - 5.8%
Block, Inc. 2.75% 6/1/26	360,000	327,369
Broadcom, Inc. 2.45% 2/15/31 (b)	1,055,000	850,534
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	440,000	433,958
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	705,000	709,583
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,230,157
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	524,478
Entegris, Inc. 4.375% 4/15/28 (b)	2,100,000	1,914,583
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	764,680
Gen Digital, Inc. 5% 4/15/25 (b)	1,000,000	980,290
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,400,000	1,340,500
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	468,746
4.125% 8/1/30 (b)	705,000	604,622
ON Semiconductor Corp. 3.875% 9/1/28 (b)	620,000	551,912
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,456,178
3.875% 12/1/29 (b)	1,200,000	1,017,626
Qorvo, Inc. 4.375% 10/15/29	950,000	860,714
Roblox Corp. 3.875% 5/1/30 (b)	890,000	734,253
Seagate HDD Cayman:
5.75% 12/1/34	600,000	531,378
8.25% 12/15/29 (b)	335,000	351,415
Sensata Technologies BV:
4% 4/15/29 (b)	1,115,000	979,091
5.625% 11/1/24 (b)	1,000,000	991,000
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,118,643
TTM Technologies, Inc. 4% 3/1/29 (b)	460,000	399,556
Twilio, Inc. 3.875% 3/15/31	295,000	247,060
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	603,501
		20,991,827
Telecommunications - 3.7%
Altice Financing SA 5% 1/15/28 (b)	1,195,000	971,666
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,501,480
Cogent Communications Group, Inc. 7% 6/15/27 (b)	830,000	805,681
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	1,100,000	1,117,370
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	157,068
5.125% 1/15/28 (b)	1,800,000	1,613,250
SBA Communications Corp.:
3.125% 2/1/29	2,700,000	2,311,711
3.875% 2/15/27	705,000	651,822
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,124,130
		13,254,178
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	143,007
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	106,173
		249,180
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	360,000	279,813
XPO, Inc.:
6.25% 5/1/25 (b)	168,000	165,330
6.25% 6/1/28 (b)	560,000	548,731
		993,874
Utilities - 6.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,114,049
4.75% 3/15/28 (b)	290,000	268,147
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,222,705
DPL, Inc. 4.35% 4/15/29	800,000	689,004
FirstEnergy Corp. 2.25% 9/1/30	2,460,000	1,974,421
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	139,795
NRG Energy, Inc.:
5.25% 6/15/29 (b)	1,251,000	1,126,027
5.75% 1/15/28	1,319,000	1,247,873
6.625% 1/15/27	339,000	334,788
PG&E Corp.:
5% 7/1/28	5,555,000	5,110,087
5.25% 7/1/30	2,395,000	2,127,770
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	566,686
TransAlta Corp. 6.5% 3/15/40	545,000	520,944
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	803,497
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,544,076
5.5% 9/1/26 (b)	2,052,000	1,979,290
5.625% 2/15/27 (b)	960,000	924,201
		24,693,360
TOTAL NONCONVERTIBLE BONDS		318,981,638
TOTAL CORPORATE BONDS (Cost $343,077,416)		320,589,728

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (e)(f)(g)	635,000	634,886
Services - 0.5%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/21/28 (e)(f)(g)	128,700	128,620
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (e)(f)(g)	85,000	84,876
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (e)(f)(g)	747,902	746,892
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (e)(f)(g)	817,950	743,991
TOTAL SERVICES		1,704,379
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 8/1/25 (e)(f)(g)	327,525	327,731
TOTAL BANK LOAN OBLIGATIONS (Cost $2,615,969)		2,666,996

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.7%
Ally Financial, Inc. 4.7% (e)(h)	2,610,000	1,839,071
Wells Fargo & Co. 7.625% (e)(h)	540,000	557,117
TOTAL BANKS & THRIFTS		2,396,188
Diversified Financial Services - 0.2%
Charles Schwab Corp.:
4% (e)(h)	715,000	547,004
5.375% (e)(h)	350,000	342,453
TOTAL DIVERSIFIED FINANCIAL SERVICES		889,457
Energy - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (e)(f)(h)	800,000	739,647
TOTAL PREFERRED SECURITIES (Cost $4,761,977)		4,025,292

Money Market Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (i) (Cost $29,182,837)	29,178,940	29,184,776

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $379,638,199)	356,466,792
NET OTHER ASSETS (LIABILITIES) - 1.3%	4,839,882
NET ASSETS - 100.0%	361,306,674

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $211,250,053 or 58.5% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.4%	33,916,027	77,776,167	82,507,418	1,477,531	-	-	29,184,776	0.1%
Total	33,916,027	77,776,167	82,507,418	1,477,531	-	-	29,184,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	320,589,728	-	320,589,728	-

Bank Loan Obligations	2,666,996	-	2,666,996	-

Preferred Securities	4,025,292	-	4,025,292	-

Money Market Funds	29,184,776	29,184,776	-	-
Total Investments in Securities:	356,466,792	29,184,776	327,282,016	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $350,455,362)	$327,282,016
Fidelity Central Funds (cost $29,182,837)	29,184,776

Total Investment in Securities (cost $379,638,199)		$356,466,792
Receivable for investments sold		2,519
Interest receivable		4,671,527
Distributions receivable from Fidelity Central Funds		166,400
Total assets		361,307,238
Liabilities
Custody fee payable	$140
Other payables and accrued expenses	424
Total Liabilities		564
Net Assets		$361,306,674
Net Assets consist of:
Paid in capital		$397,393,814
Total accumulated earnings (loss)		(36,087,140)
Net Assets		$361,306,674
Net Asset Value, offering price and redemption price per share ($361,306,674 ÷ 4,310,624 shares)		$83.82

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$195,975
Interest		17,121,727
Income from Fidelity Central Funds		1,477,531
Total Income		18,795,233
Expenses
Custodian fees and expenses	$341
Independent trustees' fees and expenses	1,849
Total expenses before reductions	2,190
Expense reductions	(265)
Total expenses after reductions		1,925
Net Investment income (loss)		18,793,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,874,728)
Total net realized gain (loss)		(9,874,728)
Change in net unrealized appreciation (depreciation) on investment securities		9,704,991
Net gain (loss)		(169,737)
Net increase (decrease) in net assets resulting from operations		$18,623,571
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,793,308	$16,106,870
Net realized gain (loss)	(9,874,728)	(2,997,053)
Change in net unrealized appreciation (depreciation)	9,704,991	(49,825,397)
Net increase (decrease) in net assets resulting from operations	18,623,571	(36,715,580)
Distributions to shareholders	(18,400,365)	(28,332,812)

Affiliated share transactions
Proceeds from sales of shares	10,000,000	15,400,000
Reinvestment of distributions	18,400,158	28,330,870
Cost of shares redeemed	(74,608)	(7,441,587)

Net increase (decrease) in net assets resulting from share transactions	28,325,550	36,289,283
Total increase (decrease) in net assets	28,548,756	(28,759,109)

Net Assets
Beginning of period	332,757,918	361,517,027
End of period	$361,306,674	$332,757,918

Other Information
Shares
Sold	118,371	169,484
Issued in reinvestment of distributions	220,333	305,098
Redeemed	(900)	(84,911)
Net increase (decrease)	337,804	389,671

Financial Highlights
Fidelity® Specialized High Income Central Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$83.76	$100.89	$100.01	$102.28	$99.83
Income from Investment Operations
Net investment income (loss) A,B	4.570	4.198	4.670	5.162	5.368
Net realized and unrealized gain (loss)	(.039)	(13.727)	1.582	(1.042)	2.981
Total from investment operations	4.531	(9.529)	6.252	4.120	8.349
Distributions from net investment income	(4.471)	(4.181)	(4.623)	(5.093)	(5.335)
Distributions from net realized gain	-	(3.420)	(.749)	(1.297)	(.564)
Total distributions	(4.471)	(7.601)	(5.372)	(6.390)	(5.899)
Net asset value, end of period	$83.82	$83.76	$100.89	$100.01	$102.28
Total Return C	5.56%	(9.98)%	6.46%	4.25%	8.73%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	5.48%	4.61%	4.67%	5.20%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$361,307	$332,758	$361,517	$531,050	$601,159
Portfolio turnover rate G	23%	23%	55%	54%	45% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,477,260
Gross unrealized depreciation	(25,631,333)
Net unrealized appreciation (depreciation)	$(23,154,073)
Tax Cost	$379,620,865

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(12,556,133)
Net unrealized appreciation (depreciation) on securities and other investments	$(23,164,073)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,623,071)
Long-term	(10,933,062)
Total capital loss carryforward	$(12,556,133)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$18,400,365	$18,419,491
Long-term Capital Gains	-	9,913,321
Total	$18,400,365	$28,332,812

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	101,752,789	69,616,766
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Specialized High Income Central Fund	$11

 Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $265.
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 11, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)
DIRECTORS AND OFFICERS (TRUSTEES AND OFFICERS)
The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2004
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Specialized High Income Central Fund	0.0009%
Actual		$ 1,000	$ 1,036.50	$-D
Hypothetical-B		$ 1,000	$ 1,025.20	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,197,827 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $18,400,365 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Specialized High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Directors voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and considered the fund's underperformance for different time periods ended February 28, 2023. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.820817.118
SHI-ANN-1023
Fidelity® High Income Central Fund

Annual Report
August 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Central Fund	6.88%	4.59%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund on August 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® US High Yield Constrained Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
High-yield bonds gained 7.03% for the 12 months ending August 31, 2023, according to the ICE BofA® US High Yield Constrained Index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. U.S. large-cap stocks spearheaded the broad rally, driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. After a rough 2022 (-11.21%), high yield sharply reversed course to begin the new year and made a fairly steady advance through the end of August. The index rose in June (+1.63%) and July (+1.43%) before a modest gain in August (+0.30%), held back by softness in manufacturing and jobs. By industry for the full 12 months, leisure (+11%), financial services, energy and basic industry (+10% each) led the way. Conversely, notable laggards included telecommunications (+1%) and media (+2%).
Comments from Co-Managers Alexandre Karam and Harley Lank:
For the fiscal year ending August 31, 2023, the fund gained 6.88%, versus 7.03% for the benchmark ICE BofA US High Yield Constrained Index. The fund's core investment in high-yield bonds increased 7.85% and contributed to performance versus the benchmark. By industry, the biggest contributor to performance versus the benchmark was security selection in leisure. Our picks in retail also boosted relative performance. Also lifting the fund's relative result were security selection and an underweight in technology & electronics. Lastly, the fund's position in cash was a notable contributor. The fund's non-benchmark stake in Jonah Energy gained approximately 62% and was the top individual relative contributor. Jonah Energy was not held at period end. A second notable relative contributor was an overweight in Brand Energy (+38%). Another notable relative contributor was our non-benchmark stake in New Cotai (+271%). In contrast, the biggest detractor from performance versus the benchmark was security selection in energy. Our choices and an overweight in transportation also hampered the fund's result. Also detracting from our result was security selection in financial services. The fund's non-benchmark stake in Mesquite Energy returned about -53% and was the biggest individual relative detractor. Mesquite Energy was among the fund's biggest holdings. The second-largest relative detractor was an overweight in Dish Network (-2%). Dish Network was among our largest holdings. A stake in Western Glob returned roughly -94% and notably hurt. By quality, positioning in bonds rated CCC - C added the most value, whereas unrated bonds hurt the most. Notable changes in positioning include increased exposure to the capital goods industry and a lower allocation to utility.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
DISH Network Corp.	1.9
Uber Technologies, Inc.	1.7
Fidelity Private Credit Central Fund LLC	1.6
Community Health Systems, Inc.	1.6
TransDigm, Inc.	1.5
Pacific Gas & Electric Co.	1.5
CCO Holdings LLC/CCO Holdings Capital Corp.	1.4
Royal Caribbean Cruises Ltd.	1.4
CSC Holdings LLC	1.3
Southeastern Grocers, Inc.	1.2
15.1

Market Sectors (% of Fund's net assets)

Energy	14.4
Services	7.0
Technology	6.6
Healthcare	6.3
Telecommunications	5.6

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 80.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.1%
Broadcasting - 1.9%
DISH Network Corp.:
0% 12/15/25	3,263,000	2,100,719
2.375% 3/15/24	13,472,000	12,731,040
3.375% 8/15/26	20,439,000	12,365,595
		27,197,354
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,632,685	3,286,105
TOTAL CONVERTIBLE BONDS		30,483,459
Nonconvertible Bonds - 78.2%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,087,912
5.125% 10/1/31	845,000	749,540
5.875% 12/1/27	2,480,000	2,411,800
Bombardier, Inc.:
6% 2/15/28 (c)	3,615,000	3,378,679
7.875% 4/15/27 (c)	6,180,000	6,168,449
Moog, Inc. 4.25% 12/15/27 (c)	735,000	668,853
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	11,796,375
6.875% 12/15/30 (c)	4,905,000	4,937,373
7.5% 3/15/27	5,250,000	5,260,127
Wesco Aircraft Holdings, Inc. 8.5% (c)(d)	1,585,000	63,400
		36,522,508
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (c)	2,110,000	1,948,419
Allegiant Travel Co. 7.25% 8/15/27 (c)	1,545,000	1,512,169
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	8,125,000	8,134,466
United Airlines, Inc. 4.625% 4/15/29 (c)	1,650,000	1,467,099
Western Global Airlines LLC 10.375% 8/15/25 (c)(d)	2,660,000	6,650
		13,068,803
Automotive - 0.3%
Ford Motor Co. 6.1% 8/19/32	1,740,000	1,662,862
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,009,335
		3,672,197
Automotive & Auto Parts - 1.9%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,151,177
5.625% 6/15/28	2,450,000	2,306,332
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,520,261
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,706,724
4.95% 5/28/27	5,375,000	5,043,640
5.125% 6/16/25	2,560,000	2,492,190
7.35% 11/4/27	5,000,000	5,080,599
LCM Investments Holdings 4.875% 5/1/29 (c)	3,665,000	3,181,186
Macquarie AirFinance Holdings 8.375% 5/1/28 (c)	2,010,000	2,052,250
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,770,000	1,605,128
		28,139,487
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	19,700
8% 11/1/31	11,003,000	11,471,974
8% 11/1/31	3,928,000	4,061,460
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	7,280,000	6,642,849
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)	4,250,000	3,484,925
		25,680,908
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)	2,590,000	1,930,304
7.75% 4/15/28 (c)	1,370,000	1,077,564
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(d)	2,515,000	59,253
Gray Escrow II, Inc. 5.375% 11/15/31 (c)	2,970,000	2,073,498
iHeartCommunications, Inc. 9% (b)(d)	780,000	0
Nexstar Media, Inc. 5.625% 7/15/27 (c)	2,755,000	2,589,543
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)	2,170,000	1,742,163
5.375% 1/15/31 (c)	1,130,000	807,165
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	1,780,000	1,438,204
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	2,155,000	1,756,821
5% 8/1/27 (c)	5,295,000	4,895,651
Univision Communications, Inc.:
6.625% 6/1/27 (c)	5,150,000	4,985,806
7.375% 6/30/30 (c)	3,455,000	3,343,847
		26,699,819
Building Materials - 0.8%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	505,000	482,275
6.375% 6/15/30 (c)	3,635,000	3,580,616
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590,000	500,096
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,825,000	1,624,292
6% 12/1/29 (c)	1,705,000	1,457,775
6.125% 7/1/29 (c)	1,005,000	873,832
Victors Merger Corp. 6.375% 5/15/29 (c)	3,465,000	2,494,694
		11,013,580
Cable/Satellite TV - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (c)	3,730,000	2,856,424
4.5% 6/1/33 (c)	4,415,000	3,485,069
4.75% 3/1/30 (c)	5,200,000	4,470,921
5% 2/1/28 (c)	5,055,000	4,658,162
5.125% 5/1/27 (c)	3,920,000	3,685,152
6.375% 9/1/29 (c)	2,165,000	2,049,621
CSC Holdings LLC:
3.375% 2/15/31 (c)	3,305,000	2,269,781
4.125% 12/1/30 (c)	2,590,000	1,846,859
4.5% 11/15/31 (c)	2,175,000	1,546,570
4.625% 12/1/30 (c)	5,895,000	3,084,153
5% 11/15/31 (c)	2,290,000	1,223,934
5.375% 2/1/28 (c)	4,625,000	3,791,425
5.75% 1/15/30 (c)	3,690,000	2,040,496
7.5% 4/1/28 (c)	4,545,000	2,888,964
DISH DBS Corp. 5.75% 12/1/28 (c)	1,465,000	1,137,236
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	6,820,000	5,315,386
6.5% 9/15/28 (c)	5,050,000	2,727,188
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	8,600,000	7,851,800
VZ Secured Financing BV 5% 1/15/32 (c)	6,990,000	5,698,660
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	1,155,000	896,352
Ziggo BV 4.875% 1/15/30 (c)	1,730,000	1,454,152
		64,978,305
Chemicals - 2.5%
Avient Corp. 5.75% 5/15/25 (c)	1,970,000	1,943,786
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,445,000	2,301,104
CVR Partners LP 6.125% 6/15/28 (c)	3,010,000	2,694,763
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)	5,905,000	4,310,650
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	535,000	498,888
7% 12/31/27 (c)	680,000	598,400
LSB Industries, Inc. 6.25% 10/15/28 (c)	270,000	246,929
NOVA Chemicals Corp. 4.25% 5/15/29 (c)	2,650,000	2,148,899
Olympus Water U.S. Holding Corp.:
7.125% 10/1/27 (c)	1,560,000	1,471,228
9.75% 11/15/28 (c)	1,805,000	1,818,225
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)	2,630,000	2,366,539
6.625% 5/1/29 (c)	1,755,000	1,548,672
The Chemours Co. LLC:
4.625% 11/15/29 (c)	2,245,000	1,866,369
5.375% 5/15/27	2,940,000	2,767,600
5.75% 11/15/28 (c)	3,490,000	3,135,134
Tronox, Inc. 4.625% 3/15/29 (c)	2,210,000	1,821,119
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)	3,255,000	3,035,746
5.625% 8/15/29 (c)	2,375,000	2,008,538
		36,582,589
Consumer Products - 0.5%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,441,644
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (c)	1,775,000	1,668,555
Gannett Holdings LLC 6% 11/1/26 (c)	1,390,000	1,192,342
Mattel, Inc. 3.375% 4/1/26 (c)	745,000	693,525
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,175,040
TKC Holdings, Inc. 10.5% 5/15/29 (c)	1,884,000	1,563,720
		7,734,826
Containers - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)	2,525,000	2,029,399
Berry Global, Inc.:
4.5% 2/15/26 (c)	2,134,000	2,030,755
4.875% 7/15/26 (c)	1,355,000	1,307,831
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	1,430,000	1,247,039
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,185,000	1,010,041
Trident Holdings, Inc. 12.75% 12/31/28 (c)	845,000	878,886
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	1,510,000	1,424,328
		9,928,279
Diversified Financial Services - 2.5%
Altice France Holding SA 10.5% 5/15/27 (c)	4,240,000	2,300,624
Coinbase Global, Inc. 3.625% 10/1/31 (c)	6,085,000	4,096,665
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (c)	5,505,000	5,419,232
FLY Leasing Ltd. 7% 10/15/24 (c)	7,485,000	6,626,471
Hightower Holding LLC 6.75% 4/15/29 (c)	970,000	844,299
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,126,240
5.25% 5/15/27	5,970,000	5,238,675
6.375% 12/15/25	1,740,000	1,658,923
MSCI, Inc. 4% 11/15/29 (c)	5,785,000	5,204,392
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,403,594
		36,919,115
Diversified Media - 0.8%
Allen Media LLC 10.5% 2/15/28 (c)	7,650,000	4,379,625
Cmg Media Corp. 8.875% 12/15/27 (c)	6,280,000	4,932,563
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,841,400
		11,153,588
Energy - 11.3%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (c)	2,475,000	2,362,753
6.875% 4/1/27 (c)	700,000	688,205
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,235,000	1,101,244
Centennial Resource Production LLC 5.875% 7/1/29 (c)	2,610,000	2,505,600
Citgo Holding, Inc. 9.25% 8/1/24 (c)	2,625,000	2,625,525
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	2,610,000	2,548,822
7% 6/15/25 (c)	6,180,000	6,118,200
CNX Resources Corp.:
6% 1/15/29 (c)	1,185,000	1,128,554
7.375% 1/15/31 (c)	1,685,000	1,681,867
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	1,595,000	1,408,755
6.75% 3/1/29 (c)	3,485,000	3,260,834
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,036,149
6% 2/1/29 (c)	7,210,000	7,078,201
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	830,000	770,829
CVR Energy, Inc.:
5.25% 2/15/25 (c)	4,990,000	4,840,530
5.75% 2/15/28 (c)	3,995,000	3,636,728
Delek Logistics Partners LP 7.125% 6/1/28 (c)	1,520,000	1,412,962
DT Midstream, Inc.:
4.125% 6/15/29 (c)	2,545,000	2,254,665
4.375% 6/15/31 (c)	2,545,000	2,203,239
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	4,185,000	4,093,767
EnLink Midstream LLC:
5.625% 1/15/28 (c)	1,060,000	1,025,412
6.5% 9/1/30 (c)	2,150,000	2,155,495
EQT Corp. 3.625% 5/15/31 (c)	1,720,000	1,486,355
Harvest Midstream I LP 7.5% 9/1/28 (c)	5,565,000	5,577,196
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,560,000	1,371,396
5.125% 6/15/28 (c)	2,905,000	2,724,952
5.5% 10/15/30 (c)	920,000	861,276
5.625% 2/15/26 (c)	6,900,000	6,751,857
Jonah Energy Parent LLC 12% 11/5/25 (b)(f)	9,428,234	9,616,799
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,685,000	2,632,701
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)	7,159,924	4,734,500
MEG Energy Corp. 5.875% 2/1/29 (c)	4,235,000	4,045,826
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,108,723
Neptune Energy Bondco PLC 6.625% 5/15/25 (c)	1,065,000	1,059,675
New Fortress Energy, Inc. 6.75% 9/15/25 (c)	6,830,000	6,601,058
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)	3,455,000	3,463,327
8.75% 6/15/31 (c)	1,840,000	1,879,594
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	672,100
4.4% 4/15/46	1,750,000	1,342,810
4.5% 7/15/44	815,000	590,679
5.875% 9/1/25	1,665,000	1,656,237
6.2% 3/15/40	980,000	967,966
6.6% 3/15/46	2,590,000	2,665,550
7.5% 5/1/31	5,215,000	5,650,460
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	5,443,710
7.25% 6/15/25	2,300,000	2,300,157
7.875% 9/15/30 (c)	8,165,000	8,124,583
SM Energy Co.:
6.5% 7/15/28	920,000	899,300
6.625% 1/15/27	1,145,000	1,130,688
6.75% 9/15/26	805,000	801,619
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,891,302
5.375% 2/1/29	1,625,000	1,541,767
Strathcona Resources Ltd. 6.875% 8/1/26 (c)	7,390,000	6,922,139
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,061,918
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)	2,370,000	2,120,188
Tullow Oil PLC 10.25% 5/15/26 (c)	5,050,000	4,178,875
Venture Global Calcasieu Pass LLC 3.875% 8/15/29 (c)	2,220,000	1,920,352
Viper Energy Partners LP 5.375% 11/1/27 (c)	1,105,000	1,064,734
		166,800,705
Environmental - 0.4%
Covanta Holding Corp. 4.875% 12/1/29 (c)	1,355,000	1,165,300
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,795,000	1,588,095
5.875% 6/30/29 (c)	2,775,000	2,336,546
Stericycle, Inc. 3.875% 1/15/29 (c)	1,645,000	1,432,271
		6,522,212
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	1,655,000	1,431,609
4.625% 1/15/27 (c)	3,230,000	3,050,497
4.875% 2/15/30 (c)	6,890,000	6,321,638
BellRing Brands, Inc. 7% 3/15/30 (c)	845,000	845,352
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	1,470,000	705,600
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	960,000	807,552
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	2,200,000	2,123,000
		15,285,248
Food/Beverage/Tobacco - 1.8%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,905,000	1,469,981
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)	1,465,000	1,314,632
7.5% 4/15/25 (c)	450,000	448,876
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,702,000	1,702,000
Kraft Heinz Foods Co. 5.5% 6/1/50	855,000	825,580
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)	2,290,000	2,013,911
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,350,000	1,188,079
5.5% 10/15/27 (c)	5,775,000	5,560,792
6.875% 5/1/25 (c)	995,000	996,473
Post Holdings, Inc.:
4.625% 4/15/30 (c)	625,000	553,739
5.75% 3/1/27 (c)	282,000	275,599
TreeHouse Foods, Inc. 4% 9/1/28	860,000	736,100
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	5,345,000	4,543,540
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	1,110,000	986,593
4.75% 2/15/29 (c)	3,100,000	2,829,436
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,810,000	1,506,825
		26,952,156
Gaming - 2.3%
Affinity Gaming LLC 6.875% 12/15/27 (c)	890,000	788,053
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,860,000	2,503,452
8.125% 7/1/27 (c)	6,225,000	6,320,442
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)	4,380,000	4,073,429
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	2,925,000	2,530,330
6.75% 1/15/30 (c)	2,935,000	2,423,650
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	935,000	927,988
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,245,000	1,128,294
Scientific Games Corp. 7.5% 9/1/31 (c)	1,075,000	1,090,016
Station Casinos LLC 4.625% 12/1/31 (c)	3,685,000	3,037,803
Studio City Finance Ltd. 6.5% 1/15/28 (c)	5,015,000	4,206,331
VICI Properties LP / VICI Note Co. 4.625% 6/15/25 (c)	5,180,000	5,013,364
		34,043,152
Healthcare - 6.3%
1375209 BC Ltd. 9% 1/30/28 (c)	1,023,000	1,024,229
AHP Health Partners, Inc. 5.75% 7/15/29 (c)	2,665,000	2,284,838
Avantor Funding, Inc.:
3.875% 11/1/29 (c)	2,290,000	2,008,356
4.625% 7/15/28 (c)	3,345,000	3,105,110
Bausch Health Companies, Inc.:
11% 9/30/28 (c)	1,819,000	1,298,652
14% 10/15/30 (c)	359,000	216,298
Centene Corp.:
3.375% 2/15/30	2,690,000	2,302,093
4.625% 12/15/29	3,825,000	3,517,088
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	740,000	653,146
4% 3/15/31 (c)	2,080,000	1,796,216
4.25% 5/1/28 (c)	735,000	674,693
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	11,675,000	8,697,875
5.25% 5/15/30 (c)	4,900,000	3,864,278
6.125% 4/1/30 (c)	5,840,000	3,360,628
6.875% 4/15/29 (c)	2,815,000	1,726,496
8% 3/15/26 (c)	5,205,000	5,080,895
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	2,495,000	1,986,876
4.625% 6/1/30 (c)	3,565,000	3,057,890
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,632,702
Grifols SA 4.75% 10/15/28 (c)	1,085,000	951,903
HealthEquity, Inc. 4.5% 10/1/29 (c)	1,005,000	891,208
Hologic, Inc. 3.25% 2/15/29 (c)	2,525,000	2,193,175
IQVIA, Inc. 6.5% 5/15/30 (c)	1,875,000	1,885,035
Jazz Securities DAC 4.375% 1/15/29 (c)	1,980,000	1,773,958
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	2,430,000	2,073,425
3.875% 5/15/32 (c)	3,315,000	2,750,525
4.375% 6/15/28 (c)	1,835,000	1,683,812
Mozart Borrower LP 3.875% 4/1/29 (c)	2,005,000	1,750,316
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	3,005,000	2,719,411
5.125% 4/30/31 (c)	2,995,000	2,551,750
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	2,295,000	1,767,655
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)	124,000	123,380
10% 4/15/27 (c)	1,768,000	1,798,866
Tenet Healthcare Corp.:
4.375% 1/15/30	6,565,000	5,831,938
6.125% 10/1/28	7,085,000	6,823,776
6.125% 6/15/30	3,680,000	3,565,882
6.875% 11/15/31	330,000	329,932
		92,754,306
Homebuilders/Real Estate - 1.5%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,425,000	1,281,745
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)	1,380,000	1,195,625
6.625% 1/15/28 (c)	40,000	38,220
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,759,709
5% 3/1/31	2,190,000	1,656,616
New Home Co., Inc. 8.25% 10/15/27 (c)(g)	1,685,000	1,605,350
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,339,507
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (c)	2,945,000	2,854,471
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	753,692
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	2,035,000	1,715,387
6.5% 2/15/29 (c)	3,300,000	2,252,252
10.5% 2/15/28 (c)	4,250,000	4,239,946
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	1,185,000	1,045,762
		22,738,282
Hotels - 0.9%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	5,095,000	5,541,242
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	1,470,000	1,229,354
3.75% 5/1/29 (c)	1,650,000	1,453,644
5.375% 5/1/25 (c)	3,525,000	3,486,581
Lindblad Expeditions LLC 6.75% 2/15/27 (c)	2,120,000	2,047,517
		13,758,338
Insurance - 2.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)	9,401,000	9,085,082
10.125% 8/1/26 (c)	2,450,000	2,525,783
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (c)	3,030,000	2,653,347
6.75% 10/15/27 (c)	9,895,000	9,352,952
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,400,000	1,256,147
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,445,000	1,255,309
HUB International Ltd.:
7% 5/1/26 (c)	1,395,000	1,392,386
7.25% 6/15/30 (c)	6,190,000	6,300,739
USI, Inc. 6.875% 5/1/25 (c)	3,250,000	3,244,735
		37,066,480
Leisure - 2.8%
Carnival Corp.:
5.75% 3/1/27 (c)	5,135,000	4,824,250
9.875% 8/1/27 (c)	4,130,000	4,360,892
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	735,000	693,016
5.875% 2/15/27 (c)	2,890,000	2,799,507
7.75% 2/15/29 (c)	2,575,000	2,446,255
NCL Finance Ltd. 6.125% 3/15/28 (c)	910,000	820,456
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	4,375,000	4,078,988
5.375% 7/15/27 (c)	1,975,000	1,858,506
5.5% 8/31/26 (c)	4,495,000	4,307,186
7.25% 1/15/30 (c)	1,620,000	1,644,618
11.625% 8/15/27 (c)	8,060,000	8,778,431
Studio City Co. Ltd. 7% 2/15/27 (c)	2,315,000	2,187,143
Vail Resorts, Inc. 6.25% 5/15/25 (c)	1,435,000	1,429,966
Viking Cruises Ltd. 9.125% 7/15/31 (c)	895,000	924,658
		41,153,872
Metals/Mining - 2.4%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	2,670,000	2,402,942
Alpha Natural Resources, Inc. 9.75% (b)(d)	1,099,000	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)	910,000	929,328
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (c)	1,465,000	1,278,225
Constellium NV 5.875% 2/15/26 (c)	990,000	971,464
ERO Copper Corp. 6.5% 2/15/30 (c)	8,865,000	7,699,784
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	3,930,000	3,840,239
6.875% 10/15/27 (c)	2,995,000	2,894,158
7.5% 4/1/25 (c)	1,925,000	1,917,059
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)	1,615,000	1,353,483
5.875% 4/15/30 (c)	4,300,000	3,991,557
HudBay Minerals, Inc. 6.125% 4/1/29 (c)	4,755,000	4,470,482
Mineral Resources Ltd.:
8% 11/1/27 (c)	2,835,000	2,825,093
8.5% 5/1/30 (c)	680,000	682,432
		35,256,246
Paper - 0.8%
Berry Global, Inc. 5.625% 7/15/27 (c)	1,110,000	1,088,076
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	1,070,000	1,018,158
8.75% 4/15/30 (c)	6,430,000	5,814,884
Mercer International, Inc. 5.125% 2/1/29	2,220,000	1,816,089
SPA Holdings 3 OY 4.875% 2/4/28 (c)	1,770,000	1,469,823
		11,207,030
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	7,635,000	6,467,999
CEC Entertainment LLC 6.75% 5/1/26 (c)	2,250,000	2,151,381
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (c)	1,325,000	1,275,313
Papa John's International, Inc. 3.875% 9/15/29 (c)	870,000	731,796
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,312,945
		12,939,434
Services - 4.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	1,050,000	803,020
Aramark Services, Inc. 6.375% 5/1/25 (c)	3,410,000	3,415,746
ASGN, Inc. 4.625% 5/15/28 (c)	5,875,000	5,279,756
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)	1,328,000	1,122,711
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)	1,470,000	1,349,454
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)	6,045,000	6,234,088
CoreCivic, Inc. 8.25% 4/15/26	3,735,000	3,749,820
CoreLogic, Inc. 4.5% 5/1/28 (c)	4,470,000	3,654,225
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	9,979,000	9,671,946
Hertz Corp.:
4.625% 12/1/26 (c)	1,680,000	1,521,055
5% 12/1/29 (c)	2,190,000	1,800,604
5.5% (b)(c)(d)	3,155,000	70,988
6% (b)(c)(d)	3,900,000	229,125
6.25% (b)(d)	2,880,000	3,600
7.125% (b)(c)(d)	3,980,000	318,400
OpenLane, Inc. 5.125% 6/1/25 (c)	96,000	93,664
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	2,500,000	2,456,996
Service Corp. International 5.125% 6/1/29	1,845,000	1,736,606
The GEO Group, Inc.:
9.5% 12/31/28 (c)	6,055,000	5,933,900
10.5% 6/30/28	2,453,000	2,453,728
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	17,310,000	15,849,258
6.25% 1/15/28 (c)	2,145,000	2,128,419
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,640,000	1,520,925
		71,398,034
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	958,928
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	690,000	617,322
		1,576,250
Super Retail - 2.0%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	621,225
4.625% 11/15/29 (c)	1,520,000	1,340,919
4.75% 3/1/30	680,000	596,137
5% 2/15/32 (c)	1,520,000	1,303,987
Bath & Body Works, Inc. 6.625% 10/1/30 (c)	5,045,000	4,920,501
Carvana Co.:
9% 12/1/28 pay-in-kind (c)	301,000	258,860
9% 6/1/30 pay-in-kind (c)	451,000	387,860
9% 6/1/31 pay-in-kind (c)	534,000	459,240
EG Global Finance PLC:
6.75% 2/7/25 (c)	11,250,000	11,084,850
8.5% 10/30/25 (c)	2,320,000	2,296,813
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)	1,065,000	913,238
Michaels Companies, Inc.:
5.25% 5/1/28 (c)	2,370,000	1,975,988
7.875% 5/1/29 (c)	3,590,000	2,488,588
		28,648,206
Technology - 5.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (c)	6,520,000	5,662,431
Block, Inc.:
2.75% 6/1/26	2,555,000	2,323,408
3.5% 6/1/31	2,555,000	2,095,012
Boxer Parent Co., Inc. 9.125% 3/1/26 (c)	60,000	59,851
CA Magnum Holdings 5.375% 10/31/26 (c)	770,000	686,409
Camelot Finance SA 4.5% 11/1/26 (c)	2,285,000	2,139,760
Cloud Software Group, Inc. 9% 9/30/29 (c)	6,530,000	5,837,023
Coherent Corp. 5% 12/15/29 (c)	1,385,000	1,230,157
Elastic NV 4.125% 7/15/29 (c)	1,275,000	1,096,031
Gen Digital, Inc. 5% 4/15/25 (c)	6,075,000	5,955,262
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	2,235,000	2,140,013
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (c)	1,850,000	1,803,750
Match Group Holdings II LLC 4.125% 8/1/30 (c)	2,335,000	2,002,543
MicroStrategy, Inc. 6.125% 6/15/28 (c)	10,890,000	9,748,997
NCR Corp. 5.125% 4/15/29 (c)	1,775,000	1,614,254
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	1,450,000	1,343,836
Open Text Corp. 3.875% 12/1/29 (c)	2,200,000	1,865,648
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	3,095,000	2,667,072
4.125% 12/1/31 (c)	2,200,000	1,826,171
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	1,430,000	410,160
Roblox Corp. 3.875% 5/1/30 (c)	6,055,000	4,995,396
Seagate HDD Cayman:
8.25% 12/15/29 (c)	1,545,000	1,620,707
8.5% 7/15/31 (c)	1,410,000	1,477,265
Sensata Technologies BV 4% 4/15/29 (c)	2,480,000	2,177,710
Synaptics, Inc. 4% 6/15/29 (c)	1,210,000	1,029,323
TTM Technologies, Inc. 4% 3/1/29 (c)	2,215,000	1,923,949
Uber Technologies, Inc.:
7.5% 5/15/25 (c)	5,010,000	5,058,366
7.5% 9/15/27 (c)	2,765,000	2,823,210
		73,613,714
Telecommunications - 5.4%
Altice Financing SA:
5% 1/15/28 (c)	2,375,000	1,931,135
5.75% 8/15/29 (c)	7,480,000	5,925,405
Altice France SA:
5.125% 1/15/29 (c)	2,270,000	1,617,321
5.5% 1/15/28 (c)	4,825,000	3,615,831
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	9,965,000	9,167,800
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	1,280,000	1,068,629
5.625% 9/15/28 (c)	1,010,000	775,807
Consolidated Communications, Inc. 5% 10/1/28 (c)	1,320,000	989,234
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,480,000	2,124,997
5.875% 10/15/27 (c)	2,440,000	2,222,357
5.875% 11/1/29	615,475	455,811
6% 1/15/30 (c)	3,035,000	2,242,248
Intelsat Jackson Holdings SA:
5.5% (b)(d)	7,570,000	1
6.5% 3/15/30 (c)	10,625,000	9,742,191
8.5% (b)(c)(d)	2,965,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	2,520,000	2,124,360
6.75% 10/15/27 (c)	4,724,000	4,446,465
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)	3,850,000	2,296,564
4.25% 7/1/28 (c)	3,420,000	2,242,348
Lumen Technologies, Inc. 4% 2/15/27 (c)	4,225,000	2,662,680
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)	1,700,000	1,495,624
6% 2/15/28 (c)	790,000	633,497
Sabre GLBL, Inc. 9.25% 4/15/25 (c)	221,000	217,712
Sprint Capital Corp. 8.75% 3/15/32	1,905,000	2,270,493
Telecom Italia SpA 5.303% 5/30/24 (c)	2,020,000	1,993,773
Uniti Group, Inc. 6% 1/15/30 (c)	6,860,000	4,531,510
Windstream Escrow LLC 7.75% 8/15/28 (c)	10,615,000	8,605,713
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	3,835,000	2,874,093
6.125% 3/1/28 (c)	2,115,000	1,374,749
		79,648,348
Textiles/Apparel - 0.5%
Crocs, Inc.:
4.125% 8/15/31 (c)	3,760,000	2,979,800
4.25% 3/15/29 (c)	3,735,000	3,149,427
Victoria's Secret & Co. 4.625% 7/15/29 (c)	1,665,000	1,205,511
		7,334,738
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (c)	9,000	8,779
4.375% 5/1/26 (c)	7,000	6,599
Seaspan Corp. 5.5% 8/1/29 (c)	3,695,000	2,871,974
		2,887,352
Utilities - 3.9%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)	5,885,000	5,441,541
DPL, Inc. 4.35% 4/15/29	9,480,000	8,164,699
NRG Energy, Inc. 3.875% 2/15/32 (c)	1,470,000	1,135,992
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	233,929
3.95% 12/1/47	2,495,000	1,662,952
4.55% 7/1/30	9,125,000	8,205,776
4.95% 7/1/50	14,750,000	11,405,074
PG&E Corp. 5.25% 7/1/30	9,430,000	8,377,817
Pike Corp. 5.5% 9/1/28 (c)	8,505,000	7,653,705
Vertiv Group Corp. 4.125% 11/15/28 (c)	3,055,000	2,742,662
Vistra Operations Co. LLC 5.625% 2/15/27 (c)	2,000,000	1,925,420
		56,949,567
TOTAL NONCONVERTIBLE BONDS		1,150,627,674
TOTAL CORPORATE BONDS (Cost $1,325,304,505)		1,181,111,133

Common Stocks - 5.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(h)	32,168	70,126
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	29,616
Energy - 3.1%
California Resources Corp. (i)	132,962	7,424,598
California Resources Corp. warrants 10/27/24 (h)	20,004	424,085
Chesapeake Energy Corp. (i)	64,281	5,670,227
Denbury, Inc. (h)	42,041	3,850,115
Denbury, Inc. warrants 9/18/25 (h)	117,577	7,285,864
EP Energy Corp. (b)(h)	218,900	1,328,723
Forbes Energy Services Ltd. (b)(h)	72,087	1
Mesquite Energy, Inc. (b)(h)	214,437	16,284,322
Noble Corp. PLC:
warrants 2/4/28 (h)	27,051	894,577
warrants 2/4/28 (h)	27,051	811,530
PureWest Energy (b)(h)	2,832	5,281
PureWest Energy rights (b)(h)	1,707	0
Superior Energy Services, Inc. Class A (b)(h)	15,005	1,076,609
Tidewater, Inc. warrants 11/14/42 (h)	8,251	590,190
Tribune Resources, Inc. (b)(h)	182,155	191,263
TOTAL ENERGY		45,837,385
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(f)(h)	1,330,466	1,011,154
Food & Drug Retail - 1.3%
Northeast Grocery, Inc. (b)(f)(h)	228,430	895,446
Southeastern Grocers, Inc. (b)(f)(h)	687,397	18,374,122
TOTAL FOOD & DRUG RETAIL		19,269,568
Gaming - 0.0%
Studio City International Holdings Ltd.:
ADR (c)(h)	25,434	177,784
(NYSE) ADR (h)	28,000	195,720
TOTAL GAMING		373,504
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)(h)	0	0
Frontier Communications Parent, Inc. (h)	77,463	1,240,957
Intelsat Jackson Holdings SA:
Series A rights (b)(h)	10,435	96,419
Series B rights (b)(h)	10,435	355,312
TOTAL TELECOMMUNICATIONS		1,692,688
Textiles/Apparel - 0.3%
Intelsat Emergence SA (b)(h)	99,657	4,574,256
Utilities - 0.4%
PG&E Corp. (h)	350,590	5,714,617
TOTAL COMMON STOCKS (Cost $36,202,638)		78,572,914

Bank Loan Obligations - 8.5%
	Principal Amount (a)	Value ($)
Air Transportation - 1.2%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1811% 11/23/28 (b)(e)(j)(k)	7,252,198	6,988,218
2LN, term loan:
3 month U.S. LIBOR + 8.000% 13.4311% 11/23/29 (b)(e)(j)(k)	9,743,000	9,390,303
CME Term SOFR 3 Month Index + 7.000% 13.3782% 11/23/29 (b)(e)(j)(k)	915,000	910,425
TOTAL AIR TRANSPORTATION		17,288,946
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 2/1/27 (e)(j)(k)	1,056,653	1,034,643
Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5035% 8/14/26 (e)(j)(k)	1,130,162	1,129,925
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (e)(j)(k)	1,529,550	1,484,627
Chemicals - 0.6%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (b)(e)(j)(k)	5,669,300	5,527,568
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 5/7/25 (e)(j)(k)	517,750	508,948
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (e)(j)(k)	2,845,700	2,726,551
TOTAL CHEMICALS		8,763,067
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.9124% 5/8/26 (b)(e)(j)(k)	1,334,102	1,294,079
Diversified Financial Services - 0.9%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(e)(k)	3,222,736	2,658,757
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (e)(j)(k)	238,033	237,835
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(j)(k)	10,054,547	10,205,365
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,101,957
Diversified Media - 0.3%
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (e)(j)(k)	4,947,315	4,585,567
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(j)(k)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(j)(k)	1,710,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.3%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6702% 5/16/29 (e)(j)(k)	1,870,863	1,824,091
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8099% 4/18/28 (b)(e)(j)(k)	2,820,000	2,707,200
TOTAL FOOD/BEVERAGE/TOBACCO		4,531,291
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 11/1/28 (e)(j)(k)	286,375	285,482
Homebuilders/Real Estate - 0.5%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(k)	8,343,789	8,062,603
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (e)(j)(k)	1,459,998	905,199
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6955% 2/15/27 (e)(j)(k)	211,775	210,716
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8138% 11/6/27 (e)(j)(k)	1,241,881	1,240,888
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (e)(j)(k)	650,000	651,762
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (e)(j)(k)	433,723	433,831
TOTAL INSURANCE		2,537,197
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 8/17/28 (e)(j)(k)	42,665	42,692
Services - 2.1%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4311% 12/20/29 (e)(j)(k)	66,000	66,330
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1811% 12/10/29 (e)(j)(k)	305,000	260,141
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4311% 8/19/28 (e)(j)(k)	4,267,750	4,102,972
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 6/2/28 (e)(j)(k)	5,775,608	5,373,394
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (e)(j)(k)	4,035,000	4,029,109
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (e)(j)(k)	6,482,717	6,473,965
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (e)(j)(k)	5,521,163	5,021,939
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (e)(j)(k)	6,987,832	5,834,839
TOTAL SERVICES		31,162,689
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/5/28 (e)(j)(k)	2,609,686	2,599,091
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7535% 4/15/28 (e)(j)(k)	916,300	847,889
TOTAL SUPER RETAIL		3,446,980
Technology - 1.6%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.2535% 8/10/25 (e)(j)(k)	3,549,615	2,648,901
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8202% 2/15/29 (e)(j)(k)	2,815,403	2,779,028
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 4/30/25 (e)(j)(k)	1,562,100	1,559,819
Epicor Software Corp. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1811% 7/31/28 (e)(j)(k)	1,945,000	1,949,863
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (e)(j)(k)	688,188	687,898
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (e)(j)(k)	3,888,830	3,884,357
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (e)(j)(k)	10,280,000	10,208,451
TOTAL TECHNOLOGY		23,718,317
Telecommunications - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (e)(j)(k)	1,050,617	917,325
TOTAL BANK LOAN OBLIGATIONS (Cost $129,294,284)		124,292,586

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.7%
Bank of America Corp.:
6.1% (e)(l)	3,690,000	3,729,798
6.25% (e)(l)	2,310,000	2,368,667
Citigroup, Inc. 9.6987% (e)(j)(l)	1,680,000	1,694,911
Wells Fargo & Co. 5.9% (e)(l)	1,955,000	1,959,347
TOTAL BANKS & THRIFTS		9,752,723
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (e)(l)	4,340,000	4,246,419
Energy - 0.0%
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.982% (d)(e)(j)(l)	204,000	146,880
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (b)(l)	4,000,000	3,466,766
TOTAL PREFERRED SECURITIES (Cost $18,021,499)		17,612,788

Other - 1.6%
	Shares	Value ($)
Other - 1.6%
Fidelity Private Credit Central Fund LLC (f) (Cost $23,956,192)	2,408,341	24,227,898

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (m)	21,541,316	21,545,624
Fidelity Securities Lending Cash Central Fund 5.44% (m)(n)	7,267,723	7,268,450
TOTAL MONEY MARKET FUNDS (Cost $28,814,074)		28,814,074

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,561,593,192)	1,454,631,393
NET OTHER ASSETS (LIABILITIES) - 1.1%	15,925,284
NET ASSETS - 100.0%	1,470,556,677

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $930,423,735 or 63.3% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,125,419 or 3.7% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 8/29/23	23,956,192

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	9,239,670

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	99,248,396	627,494,672	705,197,444	2,489,797	-	-	21,545,624	0.1%
Fidelity Private Credit Central Fund LLC	11,189,162	14,977,762	2,293,998	2,060,494	335	354,637	24,227,898	3.7%
Fidelity Securities Lending Cash Central Fund 5.44%	10,580,000	53,710,430	57,021,980	2,692	-	-	7,268,450	0.0%
Total	121,017,558	696,182,864	764,513,422	4,552,983	335	354,637	53,041,972

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,296,560	1,270,573	-	5,025,987
Consumer Discretionary	1,454,784	373,504	-	1,081,280
Consumer Staples	19,269,568	-	-	19,269,568
Energy	45,832,104	19,075,132	7,876,054	18,880,918
Utilities	5,719,898	5,714,617	-	5,281

Corporate Bonds	1,181,111,133	-	1,167,586,115	13,525,018

Bank Loan Obligations	124,292,586	-	76,548,068	47,744,518

Preferred Securities	17,612,788	-	14,146,022	3,466,766

Other	24,227,898	-	24,227,898	-

Money Market Funds	28,814,074	28,814,074	-	-
Total Investments in Securities:	1,454,631,393	55,247,900	1,290,384,157	108,999,336

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$15,928,515
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,341,053
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$19,269,568
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$3,341,053
Energy
Beginning Balance	$46,083,022
Net Realized Gain (Loss) on Investment Securities	13,669,358
Net Unrealized Gain (Loss) on Investment Securities	(21,053,757)
Cost of Purchases	-
Proceeds of Sales	(19,817,705)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$18,880,918
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$2,740,221
Corporate Bonds
Beginning Balance	$32,768,388
Net Realized Gain (Loss) on Investment Securities	14,844
Net Unrealized Gain (Loss) on Investment Securities	(23,992,591)
Cost of Purchases	9,316,813
Proceeds of Sales	(4,615,198)
Amortization/Accretion	32,762
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$13,525,018
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$2,626,439
Bank Loan Obligations
Beginning Balance	$21,165,395
Net Realized Gain (Loss) on Investment Securities	66,762
Net Unrealized Gain (Loss) on Investment Securities	(403,381)
Cost of Purchases	28,681,882
Proceeds of Sales	(1,919,327)
Amortization/Accretion	153,187
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$47,744,518
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(403,381)
Other Investments in Securities
Beginning Balance	$8,458,444
Net Realized Gain (Loss) on Investment Securities	(6,696)
Net Unrealized Gain (Loss) on Investment Securities	1,119,392
Cost of Purchases	12,695
Proceeds of Sales	(4,521)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$9,579,314
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$1,115,691

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value (including securities loaned of $7,126,090) - See accompanying schedule:
Unaffiliated issuers (cost $1,508,822,927)	$1,401,589,421
Fidelity Central Funds (cost $52,770,265)	53,041,972

Total Investment in Securities (cost $1,561,593,192)		$1,454,631,393
Cash		297,321
Receivable for investments sold		20,643
Receivable for fund shares sold		19,381
Dividends receivable		125,859
Interest receivable		21,670,035
Distributions receivable from Fidelity Central Funds		164,820
Receivable from investment adviser for expense reductions		10,823
Other receivables		1,011,859
Total assets		1,477,952,134
Liabilities
Payable for fund shares redeemed	$125,846
Other payables and accrued expenses	1,161
Collateral on securities loaned	7,268,450
Total Liabilities		7,395,457
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,470,556,677
Net Assets consist of:
Paid in capital		$1,579,388,237
Total accumulated earnings (loss)		(108,831,560)
Net Assets		$1,470,556,677
Net Asset Value, offering price and redemption price per share ($1,470,556,677 ÷ 14,353,299 shares)		$102.45

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$19,188,101
Interest		104,351,257
Income from Fidelity Central Funds (including $2,692 from security lending)		4,552,983
Other income		$1,010,395
Payment from investment adviser		29,024
Total Income		129,131,760
Expenses
Custodian fees and expenses	$2,675
Independent trustees' fees and expenses	9,668
Legal	536,247
Interest	25,727
Total expenses before reductions	574,317
Expense reductions	(1,779)
Total expenses after reductions		572,538
Net Investment income (loss)		128,559,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,491,294)
Fidelity Central Funds	335
Total net realized gain (loss)		(8,490,959)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,611,397)
Fidelity Central Funds	354,637
Total change in net unrealized appreciation (depreciation)		(4,256,760)
Net gain (loss)		(12,747,719)
Net increase (decrease) in net assets resulting from operations		$115,811,503
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,559,222	$117,917,684
Net realized gain (loss)	(8,490,959)	32,474,161
Change in net unrealized appreciation (depreciation)	(4,256,760)	(268,320,213)
Net increase (decrease) in net assets resulting from operations	115,811,503	(117,928,368)
Distributions to shareholders	(125,001,026)	(114,089,238)

Affiliated share transactions
Proceeds from sales of shares	25,859,041	33,321,999
Reinvestment of distributions	125,000,555	113,960,859
Cost of shares redeemed	(551,310,147)	(469,474,595)

Net increase (decrease) in net assets resulting from share transactions	(400,450,551)	(322,191,737)
Total increase (decrease) in net assets	(409,640,074)	(554,209,343)

Net Assets
Beginning of period	1,880,196,751	2,434,406,094
End of period	$1,470,556,677	$1,880,196,751

Other Information
Shares
Sold	250,913	294,378
Issued in reinvestment of distributions	1,224,422	1,041,571
Redeemed	(5,375,537)	(4,157,418)
Net increase (decrease)	(3,900,202)	(2,821,469)

Financial Highlights
Fidelity® High Income Central Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$103.00	$115.51	$106.08	$111.37	$112.30
Income from Investment Operations
Net investment income (loss) A,B	7.647	6.198	6.202	6.432	7.276
Net realized and unrealized gain (loss)	(.838)	(12.709)	9.246	(5.023)	(.267)
Total from investment operations	6.809	(6.511)	15.448	1.409	7.009
Distributions from net investment income	(7.276)	(5.999)	(6.018)	(6.685)	(7.089)
Distributions from net realized gain	(.083)	-	-	(.014)	(.850)
Total distributions	(7.359)	(5.999)	(6.018)	(6.699)	(7.939)
Net asset value, end of period	$102.45	$103.00	$115.51	$106.08	$111.37
Total Return C	6.88%	(5.81)%	14.97%	1.45%	6.59%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.04%	-% F	-% F	-% F
Expenses net of fee waivers, if any	.03%	.04%	-% F	-% F	-% F
Expenses net of all reductions	.03%	.04%	-% F	-% F	-% F
Net investment income (loss)	7.49%	5.63%	5.62%	6.06%	6.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,470,557	$1,880,197	$2,434,406	$2,689,635	$2,600,771
Portfolio turnover rate G	14%	23%	37%	59% H	39% H,I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

IThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the six month period ended June 30, 2023 was 8.51%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$44,263,034	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.8 - 5.5 / 4.5	Increase
		Recovery value	Recovery value	$0.00 - $1.86 / $1.86	Increase
		Market approach	Transaction price	$75.94	Increase
		Discounted cash flow	Discount rate	5.6% - 13.0% / 7.1%	Decrease
			Term	0.6	Increase
		Indicative market price	Bid Price	$1.05	Increase
		Black scholes	Discount rate	5.5%	Increase
			Volatility	55.0%	Increase
			Term	0.8	Increase
Corporate Bonds	$13,525,018	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Enterprise Value/Proved reserves multiple (EV/PR)	0.8	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.4	Increase
			Daily production multiple ($/Million cubic feet per day)	$4,050.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	18.6%	Decrease
		Indicative market price	Evaluated bid	$0.13 - $8.00 / $6.52	Increase
		Black scholes	Discount rate	5.5%	Increase
			Volatility	55.0%	Increase
			Term	0.8	Increase
Preferred Securities	$3,466,766	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	15.0	Increase
		Discounted cash flow	Yield	14.1%	Decrease
Bank Loan Obligations	$47,744,518	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5 - 6.8 / 3.6	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$96.00 - $99.50 / $96.88	Increase
		Discounted cash flow	Discount rate	10.5% - 19.8% / 11.2%	Decrease
			Yield	5.3% - 30.5% / 12.1%	Decrease
		Indicative market price	Evaluated bid	$97.50	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until December 31, 2024 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,460,273
Gross unrealized depreciation	(179,405,581)
Net unrealized appreciation (depreciation)	$(107,945,308)
Tax Cost	$1,562,576,701

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,507,505
Capital loss carryforward	$(8,393,757)
Net unrealized appreciation (depreciation) on securities and other investments	$(107,945,308)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(831,198)
Long-term	(7,562,559)
Total capital loss carryforward	$(8,393,757)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$125,001,026	$114,089,238

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity High Income Central Fund	Fidelity Private Credit Central Fund LLC	$5,464,001

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	233,972,927	559,668,976
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity High Income Central Fund	$143

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity High Income Central Fund	Borrower	$29,042,667	5.32%	$25,727

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity High Income Central Fund	-	8,647,660	3,761,731

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity High Income Central Fund	30,601
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity High Income Central Fund	$277	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,779.

9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim that is presented as other income in the Statement of Operations.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)
DIRECTORS AND OFFICERS (TRUSTEES AND OFFICERS)
The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2004
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® High Income Central Fund	.0398%
Actual		$ 1,000	$ 1,033.30	$ .20
Hypothetical-B		$ 1,000	$ 1,025.00	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $85,053,711 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 98.86% of the short-term capital gain dividends distributed in October 2022 as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $122,029,267 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Directors voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.861961.115
HICII-ANN-1023

Item 2.

Code of Ethics

As of the end of the period, August 31, 2023, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$49,600	$-	$9,700	$1,300
Fidelity Specialized High Income Central Fund	$53,300	$-	$9,700	$1,300

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$50,400	$-	$9,600	$1,200
Fidelity Specialized High Income Central Fund	$54,000	$-	$9,400	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2023A	August 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2023A	August 31, 2022A
Deloitte Entities	$264,600	$479,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023